Equity Method Investments	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments

Note 8. Equity Method Investments

The aggregate carrying amount of our equity method investments was $169.7 million as of December 31, 2014 and $102.0 million as of December 31, 2013 and is included as a component of other assets, net in our consolidated balance sheets. Below are the name of the entities, country of operation and our equity interest in our significant equity method investments based on the carrying value as of December 31, 2014.

Entity	Country	Equity Interest
Carrols Restaurant Group, Inc.	United States	21.35%
Operadora de Franquicias Alsea S.A.P.I. de C.V.	Mexico	20.00%
Pangaea Foods (China) Holdings, Ltd.	China	27.50%
TIMWEN Partnership	Canada	50.00%

The aggregate market value of our equity interest in Carrols Restaurant Group, Inc. (“Carrols”), based on the quoted market price on December 31, 2014, is approximately $71.8 million. No quoted market prices are available for our remaining equity method investments.

With respect to our BK operations, most of the entities in which we have an equity interest own or franchise Burger King restaurants. Franchise and property revenue we recognized from franchisees that are owned or franchised by entities in which we have an equity interest consist of the following (in millions):

	2014	2013	2012
Revenues from affiliates:
Franchise royalties	$88.5	$57.2	$28.5
Property revenues	29.2	26.3	15.3
Franchise fees and other revenue	11.3	6.6	4.6

Total	$129.0	$90.1	$48.4

With respect to our TH business, the most significant equity investment is our 50% joint-venture interest with the Wendy’s Company (the “TIMWEN Partnership”), which jointly holds real estate underlying Canadian combination restaurants. During 2014, TH received $3.9 million in distributions and recognized $1.0 million of contingent rent expense associated with this joint venture from the period of the Transactions to fiscal year end.

At December 31, 2014 and December 31, 2013, we had $22.6 million and $18.1 million, respectively, of accounts receivable from our equity method investments which were recorded in trade and notes receivable, net in our consolidated balance sheets.

(Income) loss from equity method investments reflects our share of investee net income or loss. During 2014, we recorded a $5.8 million noncash dilution gain included in equity in net (income) loss from unconsolidated affiliates on the issuance of stock by Carrols, one of our equity method investees. This issuance of common stock reduced our ownership interest in Carrols from approximately 29 percent to approximately 21 percent. The dilution gain reflects an adjustment to the difference between the carrying value of our investment in Carrols and the amount of our underlying equity in the net assets of Carrols.